Derivative financial instruments - Additional Information (Detail) - Foreign currency exchange risk - Deal-Contingent Option € / shares in Units, € in Millions	Nov. 03, 2021 EUR (€) € / shares
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount | €	€ 130
Strike exchange rate (in EUR per share) | € / shares	€ 1.19